Commitments and Contingent Liabilities (Details Textual)		1 Months Ended		12 Months Ended
	Mar. 13, 2011 USD ($)	Sep. 30, 2012 USD ($) $ / shares	Sep. 30, 2012 EUR (€) € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2017 ILS (₪) shares
Commitments and Contingent Liabilities (Textual)
Research and development				$ 787,025		$ 976,882	$ 901,030
Warrants to purchase of ordinary shares | shares				4,635,665					4,635,665
Royalties description				The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.	The Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size's intellectual property.
Annual license fee due during calendar year				$ 20,000
Annual license fee due in second year				20,000
Annual license fee due in third year				20,000
Annual license fee due in fourth year				50,000
Annual license fee due in fifth year				50,000
Annual Llcense fee due in sixth year				50,000
Annual license fee due in seventh year				75,000
License fees				0		0	20,000
Research and development agreement expense				404,891		632,826	720,997
Convertible bridge financing agreement amount				600,000
Aggregate consideration amounts				1,400,000				$ 60,000
Royalty expenses				2,396		2,202	2,177
Provision amount	$ 40,000
Eshed Consulting And Financial Management Ltd. [Member]
Commitments and Contingent Liabilities (Textual)
Fees for professional financial services				120,000
Nano Size [Member]
Commitments and Contingent Liabilities (Textual)
Subsidiary received				1,009,506
Total contingent liability				$ 1,359,216
Other commitments, description				Approximately 5,300 square feet of space in Migdal Ha'Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 10,030 ($2,893 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017). The lease has been renewed and expires on June 30, 2019.	Approximately 5,300 square feet of space in Migdal Ha'Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 10,030 ($2,893 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017). The lease has been renewed and expires on June 30, 2019.
Digiflex [Member]
Commitments and Contingent Liabilities (Textual)
Research and development				$ 2,200,000
Total contingent liability				$ 700,000
Other commitments, description				Approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,605 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017). The lease agreement expires on January 31, 2021.	Approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,605 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017). The lease agreement expires on January 31, 2021.
Repayment of research and development efforts				$ 500,000
Digiflex [Member] | Jet CU [Member]
Commitments and Contingent Liabilities (Textual)
Repayment of research and development efforts				1,000,000
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Payments of royalties				$ 305		2,109	$ 1,621
Payment of royalties authority rate				3.50%	3.50%
Licensed Film [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage				25.00%					25.00%
Licensed Film [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage				2.40%					2.40%
Licensed Film [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage				3.00%					3.00%
Tel Aviv University [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage				3.40%					3.40%
Tel Aviv University [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Royalties net sales percentage				3.90%					3.90%
Israeli Ministry of National Infrastructures [Member]
Commitments and Contingent Liabilities (Textual)
Research and development agreement expense				$ 180,271	₪ 625,000
Accrued royalties				$ 148		281
Payment of royalties authority rate				5.00%	5.00%
Exchange rate, description				The exchange rate of $1.00 / NIS 3.467.	The exchange rate of $1.00 / NIS 3.467.
Percentage of minitstry fund levels				62.50%	62.50%
Xaarjet Limited [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description				Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($67,567 based on the exchange rate of $1.00 / £ 0.74 in effect as of December 31, 2017), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,351,351 based on the exchange rate of $1.00 / £ 0.74 in effect as of December 31, 2017), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.	Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($67,567 based on the exchange rate of $1.00 / £ 0.74 in effect as of December 31, 2017), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,351,351 based on the exchange rate of $1.00 / £ 0.74 in effect as of December 31, 2017), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions.
DIMAP [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description				The first development consortium, DIMAP, was founded in October 2015 to develop novel ink materials and processes for 3D polyjet printing. The Company's main partners in this project are Stratasys (Israel), Profactor (Austria), Borealis (Austria) and Phillips (Netherlands). The Company have been granted a budget from DIMAP of 259,600 (approximately $312,771 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017) to develop these ink materials and processes. The grants received up to December 31, 2017 aggregated to 220,656 (approximately $265,851 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017). This project is expected to be completed in late 2018.	The first development consortium, DIMAP, was founded in October 2015 to develop novel ink materials and processes for 3D polyjet printing. The Company's main partners in this project are Stratasys (Israel), Profactor (Austria), Borealis (Austria) and Phillips (Netherlands). The Company have been granted a budget from DIMAP of 259,600 (approximately $312,771 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017) to develop these ink materials and processes. The grants received up to December 31, 2017 aggregated to 220,656 (approximately $265,851 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017). This project is expected to be completed in late 2018.
HIPERLAM [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description				The Company's main partners in this project are Orbotech (Israel), TNO (Netherlands) and Oxford Lasers Ltd. (U.K.). the Company have been granted a budget by HIPERLAM of 260,713 (approximately $ 329,452 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017). The Company received the entire grant up to December 31, 2017. This project is expected to be completed in late 2019.	The Company's main partners in this project are Orbotech (Israel), TNO (Netherlands) and Oxford Lasers Ltd. (U.K.). the Company have been granted a budget by HIPERLAM of 260,713 (approximately $ 329,452 based on the exchange rate of $1.00 / 0.83 in effect as of December 31, 2017). The Company received the entire grant up to December 31, 2017. This project is expected to be completed in late 2019.
SINTERINK [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description				The budget approved was NIS 2,019,291 ($582,432 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017) - 40% grant, twelve (12) months.	The budget approved was NIS 2,019,291 ($582,432 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017) - 40% grant, twelve (12) months.
DIGIMAN [Member]
Commitments and Contingent Liabilities (Textual)
Other commitments, description				The budget approved was NIS 1,052,217 ($303,495 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017) - 60% grant, twelve 12 months. The goal of the project is to develop digitally printed sensors.	The budget approved was NIS 1,052,217 ($303,495 based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017) - 60% grant, twelve 12 months. The goal of the project is to develop digitally printed sensors.
License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
License agreement aggregate amount				$ 423,329	₪ 1,467,683
Research and development				$ 310,643	₪ 1,077,000
Warrants to purchase of ordinary shares | shares				117,209					117,209
Exercise price | ₪ / shares					₪ 0.01
Exchange rate, description				The exchange rate of $1.00 / NIS 3.467.	The exchange rate of $1.00 / NIS 3.467.
Research And Development Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Total contingent liability				$ 178,559
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Accrued royalties				1,558		$ 3,577
Convertible bridge financing agreement amount				$ 2,307,470					₪ 8,000,000
Royalties net sales percentage						2.00%
Exchange rate, description				The exchange rate of $1.00 / NIS 3.467.	The exchange rate of $1.00 / NIS 3.467.
Know-How License Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Exercise price | (per share)		$ 1.00	€ 0.83
Payments of royalties		$ 30	€ 25